UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	06/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2007

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF ARIZONA:
                  EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
                        "TAX-FREE TRUST OF ARIZONA"] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"](R)

               SERVING ARIZONA INVESTORS FOR MORE THAN TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                            "PROFESSIONAL MANAGEMENT"

                                                                    August, 2007

Dear Fellow Shareholder:

Rising interest rates, reaching for yield and tightening yield curves - these are all topics that have been in the news as of late. While there is a plethora of information available on these topics and others if you are interested, the good news is that when it comes to Tax-Free Trust of Arizona you don't need to be versed in "financialese" any more than you wish.

Why? Because one of the conveniences afforded you through an investment in Tax-Free Trust of Arizona is local active professional portfolio management. The Trust's portfolio manager continuously monitors economic, monetary and financial trends and adjusts the portfolio accordingly as and when he deems appropriate.

Your Trust's portfolio manager provides ongoing surveillance of the marketplace and strives to maneuver cautiously through its ups and downs - much like a ship's captain whose job it is to ride out sudden storms.

Not unlike the prudent ship's captain who ensures that the cargo is properly balanced and positioned, the Trust's portfolio manager is constantly monitoring the investment portfolio and the economic weather conditions striving to provide as stable a net asset value and as high a level of tax-free income as possible.

As with a ship in choppy seas, your investment requires constant vigilance and nimble reflexes in all phases of its management. This does not, however, mean selling and buying securities continuously based upon market blips. What it does mean is being a keen observer of the scene, monitoring securities very carefully and taking action as appropriate whenever significant changes occur or are anticipated.

                         NOT A PART OF THE ANNUAL REPORT

Your portfolio manager seeks opportunities that make sense within the prevailing marketplace and which provide double tax-free income while maintaining the overall conservative nature of the portfolio.

In short, your professional manager does the work for you. So, the next time you come across a boring, complex analysis of the bond market, feel free to flip right past it. Your Trust's portfolio management team's job (and their passion) is to keep on top of and make sense out of all the news. Thus, like a seasoned traveler, you can enjoy your trip knowing that there are experienced eyes watching the waters and steady hands on the helm.

                                   Sincerely,


/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

For certain investors, some dividends of your Trust may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"](R)

               SERVING ARIZONA INVESTORS FOR MORE THAN TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      In our commentary last year, we stated "a slowdown in the economy is a given, the end to Fed rate increases is a given and a higher cost of living is a given." We were partially wrong with our projections. Well, the housing boom certainly came to an end but the economy did not exactly slowdown. As measured by the Gross Domestic Product ("GDP"), the US economy grew at a 3.3% pace in 2006 with market expectations of 2%+ growth for 2007. Job creation remained strong and the unemployment rate stayed near six year lows. However, the Federal Reserve (the "Fed") did stop tightening. For the first time in a decade, we experienced a fiscal year where the Fed did not change interest rates. The last Fed change occurred on June 29, 2006 when the Fed Funds rate increased from 5.0% to 5.25%. At each of the nine meetings since, no change has occurred marking the longest time period since the Fed maintained the Fed Funds rate at 5.50% over twelve meetings from March, 1997 to September, 1998. As to a higher cost of living, last year we referenced oil at $60/barrel. Today a barrel of oil exceeds $70 and appears to most to be headed higher. Also, world economic growth has continued to keep the cost of basic materials such as lumber and copper from abating. In addition, agricultural products, particularly corn, have surged over the past year although reported inflation indexes such as the Consumer Price Index ("CPI") registered price increases of roughly 2.5%.

      Market gyrations in the fixed income sector had a somewhat upward bias in yields, meaning prices were down. The benchmark ten-year treasury averaged 4.76% for the twelve month period ending June 30, 2007 versus 4.58% for the previous twelve months. However, yields at the fiscal year end were down slightly from year ago levels. Yields for Treasury securities of two, ten and thirty year maturities as of June 30, 2007 were 4.84%, 4.99% and 5.09%, respectively. Respective yield levels as of June 30, 2006, were 5.16%, 5.14% and 5.19%.

      Municipal yields mirrored Treasury yields but with less volatility. For example, the Bond Buyer 40 Municipal Bond Index, a gauge of municipal bond yields, averaged 4.59% for the twelve month period ending June 30, 2007. This was virtually unchanged from the 4.60% average for the previous twelve months. Short-term municipal yields as measured by two-year AAA municipals increased slightly from 3.74% on June 30, 2006 to 3.77% on June 30, 2007. Ten year and thirty year AAA municipal yield levels declined slightly. Ten year maturity levels dropped from 4.18% to 4.10% and thirty year levels from 4.66% to 4.48%.

      The Trust's Class A shares produced a positive total return for the twelve months. The net asset value or per share value declined from $10.45 on June 30, 2006 to $10.40 as of June 29, 2007, a decrease of 0.48%. Income distributed amounted to $0.426/share and capital gains distributed equaled $0.051/share giving the Trust a positive annualized total return of 4.11%. The return figure compares to the Lehman Brothers Quality Intermediate Municipal Bond Index return of 4.19% for the twelve months ended June 30, 2007. Likewise, the Trust's Class A Shares three-year return of 3.67% and five year return of 3.84% outpaced the Index's returns of 3.28% and 3.57%.

      The portfolio composition changed slightly from last year. Specifically, we increased our exposure to BBB rated credits from 6.4% to 10.2%. Also A rated credits increased from 9.8% to 12.2%. In total, holdings of A, BBB and non-rated credits increased from 17.4% to 22.7%. Holdings of AAA and AA credits dropped from 82.6% to 76.3%. Maintaining our income flow was the driving force behind acceptance of greater credit risk. What we consider of greater importance was a reduction in market risk as measured by duration. Duration is a measure of a bond's price sensitivity to changes in interest rates. A shorter duration figure is less sensitive to price change as interest rates move up and down. The portfolio's duration dropped from 5.2 years to 4.8 years over the past twelve months.

      We are somewhat surprised that the decline in the housing market has not filtered throughout the economy to a greater extent. Consumers enjoyed a great deal of liquidity from home sales, cash-out refinancing and home equity loans as real estate prices surged. As Americans stay put and property values decline, we believe purchases of home appliances and furniture to barbeque grills and grass seed will suffer. Home prices in the US have never declined on a nationwide basis for a full year so a sustained decline in home values could have a major impact on consumer behavior. Higher transportation costs from driving to the corner grocery or flying the family cross country also could very well tap into people's spending ability. As the consumer sector represents two-thirds of our economy, as the consumer goes so goes our economy, so we still expect slowing economic growth.

      Offsetting, an economic slowdown are various inflation pressures. Just as the strong dollar helped curtail price increases on imported goods during the 1990's, we believe the weakness in the dollar versus other currencies could lead to increasing prices and higher inflation. Higher commodity prices for food and oil may also add to inflation pressures.

      Whereas, slower economic growth should lower interest rates and increase our net asset value, inflation reports and expectations would have the opposite effect. We feel inflation will overrule slower growth and keep interest rate levels at or slightly above current levels. As such, we expect to keep our defensive position of shorter duration for the foreseeable future. We are probably finished nibbling for extra income through lesser credits and will look for a steeper yield curve (the relationship between yields on bonds of longer maturities versus shorter maturities) to give us the opportunity to improve income.

      We will strive to continue to maintain a portfolio of quality holdings diversified throughout Arizona. Also, our goal remains to provide as high a level of tax-free income while minimizing the price swings of our net asset value.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2007 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                                                          Lehman Brothers
                  Cost of          Trust Class A Shares      Trust Class A Shares       Quality Intermediate
                Living Index         no sales charge           with sales charge        Municipal Bond Index
6/97               10,000                10,000                      9,600                    10,000
6/98               10,169                10,784                     10,354                    10,695
6/99               10,381                10,993                     10,554                    11,019
6/00               10,712                11,231                     10,783                    11,463
6/01               11,099                12,213                     11,725                    12,476
6/02               11,230                12,984                     12,466                    13,343
6/03               11,462                14,139                     13,574                    14,387
6/04               11,811                14,004                     13,445                    14,436
6/05               12,142                15,012                     14,412                    15,214
6/06               12,648                15,021                     14,421                    15,266
6/07               12,986                15,662                     15,036                    15,905



                                                          AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED JUNE 30, 2007
                                              ---------------------------------------------------
                                                                                          SINCE
                                              1 YEAR        5 YEARS        10 YEARS     INCEPTION
                                              ------        -------        --------     ---------
Class A (commenced operations on 3/13/86)
  With Sales Charge .....................     (0.10)%         3.01%         4.16%         5.92%
  Without Sales Charge ..................      4.11           3.84          4.59          6.12
Class C (commenced operations on 4/01/96)
  With CDSC .............................      2.20           2.95          3.68          3.94
  Without CDSC ..........................      3.23           2.95          3.68          3.94
Class Y (commenced operations on 4/01/96)
  No Sales Charge .......................      4.16           3.98          4.80          5.16
Lehman Index ............................      4.19           3.57          4.75          5.84* (Class A)
                                                                                          4.87**(Class C&Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of the index on 1/1/87.
**    From commencement of operations on 4/1/96.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Arizona as of June 30, 2007 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended June 30, 2005 have been audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 17, 2007

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (17.1%)                                S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               Bullhead City Parkway Improvement District
$    850,000   6.100%, 01/01/11 ..........................................    Baa2/NR       $    857,412
     815,000   6.100%, 01/01/12 ..........................................    Baa2/NR            821,895
               Flagstaff Improvement District (Aspen Place Sawmill)
   2,000,000   5.000%, 01/01/32 ..........................................     A1/NR           1,991,600
               Gilbert Improvement District No. 19
     455,000   5.200%, 01/01/23 ..........................................     A3/A-             469,492
               Glendale, Arizona
   1,500,000   5.000%, 07/01/16 ..........................................     Aa2/AA          1,554,795
               Goodyear Utility District No. 1
   1,255,000   5.350%, 07/15/28 ACA insured ..............................     Baa1/A          1,275,645
               Graham Co. Unified School District No. 1 (Safford)
     185,000   5.000%, 07/01/10 FGIC Insured .............................     Aaa/NR            186,136
               Graham Co. Unified School District No. 4 (Thatcher)
     400,000   5.000%, 07/01/10 FSA Insured ..............................    Aaa/NR++           404,808
     400,000   4.750%, 07/01/12 FSA Insured ..............................    Aaa/NR++           409,180
               Greenlee Co. School District No. 18 (Morenci)
     150,000   5.000%, 07/01/11 ..........................................    Baa3/NR            150,645
               Maricopa Co. Elementary School District No. 3 (Tempe)
   1,025,000   5.500%, 07/01/14 FGIC Insured (pre-refunded) ..............    Aaa/AAA          1,067,179
               Maricopa Co. Elementary School District No.
                   38 (Madison)
     730,000   5.000%, 07/01/22 MBIA Insured .............................    Aaa/AAA            763,237
               Maricopa Co. Elementary School District No.
                   68 (Alhambra)
   3,000,000   5.500%, 07/01/14 FSA Insured ..............................    Aaa/NR++         3,266,280
               Maricopa Co. High School District No. 210
                   (Phoenix Union)
   2,245,000   5.000%, 07/01/23 FSA Insured (pre-refunded) ...............    Aaa/AAA          2,375,075
               Maricopa Co. High School District No. 216 (Agua Fria)
   1,025,000   5.125%, 07/01/16 FSA Insured ..............................    Aaa/NR++         1,084,747
               Maricopa Co. Unified School District No.
                   9 (Wickenburg)
   1,030,000   5.600%, 07/01/15 AMBAC Insured (pre-refunded) .............    Aaa/AAA          1,030,000
               Maricopa Co. Unified School District #11 (Peoria)
   1,705,000   5.000%, 07/01/23 MBIA Insured .............................    Aaa/AAA          1,794,001

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                            S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               Maricopa Co. Unified School District No. 24
                   (Gila Bend)
$    675,000   5.500%, 07/01/21 ..........................................     NR/NR*       $    675,466
               Maricopa Co. Unified School District No.
                   41 (Gilbert)
   2,300,000   6.250%, 07/01/15 FSA Insured (pre-refunded) ...............    Aaa/AAA          2,355,752
     200,000   6.250%, 07/01/15 FSA Insured ..............................    Aaa/AAA            204,632
               Maricopa Co. Unified School District No. 69
                   (Paradise Valley)
   2,400,000   5.800%, 07/01/09 AMBAC Insured ............................    Aaa/AAA          2,489,232
   1,000,000   5.300%, 07/01/11 MBIA Insured .............................    Aaa/AAA          1,049,740
               Maricopa Co. Unified School District No. 89 (Dysart)
   2,185,000   5.500%, 07/01/22 FGIC Insured .............................    Aaa/AAA          2,472,480
   1,300,000   5.000%, 07/01/25 XLCA Insured .............................    Aaa/AAA          1,350,544
               Maricopa Co. Unified School District No. 90
                   (Saddle Mountain)
   1,200,000   5.000%, 07/01/13 ..........................................   Baa2/NR+++        1,207,356
               Mesa, Arizona
   2,000,000   5.000%, 07/01/19 FGIC Insured .............................    Aaa/AAA          2,044,780
               Peoria, Arizona
     850,000   5.500%, 04/01/16 FGIC Insured (pre-refunded) ..............    Aaa/AAA            873,749
               Phoenix, Arizona
   1,000,000   6.250%, 07/01/16 ..........................................    Aa1/AAA          1,159,470
   1,240,000   6.250%, 07/01/17 ..........................................    Aa1/AAA          1,450,056
   1,000,000   5.375%, 07/01/20 ..........................................    Aa1/AAA          1,059,310
   3,250,000   5.375%, 07/01/25 (pre-refunded) ...........................    Aa1/AAA          3,384,940
               Pinewood Sanitary District
     605,000   6.500%, 07/01/09 ..........................................     NR/NR*            609,199
               Prescott, Arizona
   1,120,000   4.500%, 07/01/12 FGIC Insured .............................    Aaa/AAA          1,126,194
               Prescott Valley Sewer Collection Improvement District
     261,000   7.900%, 01/01/12 ..........................................     NR/BBB            270,245
               Queen Creek Improvement District No. 1
   2,905,000   5.000%, 01/01/32 ..........................................   Baa2/BBB-         2,891,172

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                            S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               Scottsdale, Arizona
$  1,050,000   5.750%, 07/01/18 (pre-refunded) ...........................    Aaa/AAA       $  1,088,451
   3,140,000   5.000%, 07/01/19 ..........................................    Aaa/AAA          3,267,358
   2,325,000   5.500%, 07/01/22 (pre-refunded) ...........................    Aaa/AAA          2,399,121
               Show Low Improvement District No. 6
     950,000   6.000%, 01/01/18 ACA Insured ..............................      NR/A             994,270
               Tempe, Arizona
   1,015,000   5.400%, 07/01/11 ..........................................    Aa1/AA+          1,069,587
   1,000,000   5.000%, 07/01/18 ..........................................    Aa1/AA+          1,031,030
                                                                                            ------------
               Total General Obligation Bonds ............................                    56,026,261
                                                                                            ------------
               REVENUE BONDS (82.0%)

               AIRPORT REVENUE BONDS (3.1%)
               Phoenix Airport Authority Revenue Bonds
   1,795,000   6.300%, 07/01/10 AMT, MBIA Insured ........................    Aaa/AAA          1,797,136
     565,000   6.400%, 07/01/12 AMT, MBIA Insured ........................    Aaa/AAA            565,667
               Phoenix Civic Improvement Corp. Airport
                   Revenue Bonds
   1,890,000   6.300%, 07/01/14 ..........................................    Aa2/AAA          1,892,249
   3,600,000   5.000%, 07/01/17 FSA Insured ..............................    Aaa/AAA          3,660,732
   2,200,000   5.250%, 07/01/27 AMT, FGIC Insured ........................    Aaa/AAA          2,262,106
                                                                                            ------------
               Total Airport Revenue Bonds ...............................                    10,177,890
                                                                                            ------------
               BASIC SERVICE REVENUE BONDS (12.7%)
               Arizona School Facilities Board Revenue Bonds
   1,000,000   5.500%, 07/01/10 ..........................................    Aaa/AAA          1,045,010
   1,000,000   5.750%, 07/01/18 AMBAC Insured ............................    Aaa/AAA          1,093,670
               Arizona Transportation Board Revenue Bonds
   1,000,000   6.250%, 07/01/16 (pre-refunded) ...........................    Aa1/AAA          1,046,110
   3,615,000   5.250%, 07/01/20 (pre-refunded) ...........................    Aa1/AAA          3,789,568
   2,000,000   5.000%, 07/01/22 ..........................................    Aa1/AAA          2,089,680
   1,000,000   5.250%, 07/01/24 ..........................................    Aa1/AAA          1,068,430
               Buckeye Excise Tax Revenue Bonds
     500,000   5.900%, 08/01/20 AMBAC Insured ............................    Aaa/AAA            531,170
               Casa Grande Excise Tax Revenue Bonds
     440,000   5.200%, 04/01/17 MBIA Insured .............................    Aaa/NR++           448,765
   1,835,000   5.000%, 04/01/21 AMBAC Insured ............................    Aaa/NR++         1,910,437

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               BASIC SERVICE REVENUE BONDS (CONTINUED)
               Chandler Street & Highway User Revenue Bonds
$    985,000   5.400%, 07/01/13 MBIA Insured .............................    Aaa/AAA       $    991,068
               Cottonwood Water Revenue System Bonds
   1,000,000   5.000%, 07/01/35 XLCA Insured .............................    Aaa/AAA          1,028,430
               Glendale Water & Sewer Revenue Bonds
   1,000,000   5.000%, 07/01/22 AMBAC Insured ............................    Aaa/AAA          1,035,540
               Greater Arizona Development Authority
                   Revenue Bonds
   1,165,000   5.600%, 08/01/16 MBIA Insured .............................    Aaa/AAA          1,209,293
   2,000,000   5.000%, 08/01/22 MBIA Insured .............................    Aaa/AAA          2,093,480
   2,000,000   5.000%, 08/01/28 ..........................................     A1/A+           2,049,340
   1,200,000   5.500%, 08/01/29 ..........................................     A1/A+           1,290,756
               Mesa Utility System
   1,000,000   6.500%, 07/01/09 FGIC insured .............................    Aaa/AAA          1,050,460
               Phoenix Civic Improvement Corp. Excise Tax
                   Revenue Bonds (Courthouse Project)
   1,000,000   5.250%, 07/01/18 (pre-refunded) ...........................    Aa2/AAA          1,036,410
   1,730,000   5.250%, 07/01/20 (pre-refunded) ...........................    Aa2/AAA          1,792,989
   2,500,000   5.250%, 07/01/24 (pre-refunded) ...........................    Aa2/AAA          2,591,025
               Phoenix Civic Improvement Corp. Wastewater
                   Revenue Bonds
   1,500,000   5.500%, 07/01/24 FGIC Insured .............................    Aaa/AAA          1,701,765
               Phoenix Street & Highway User Revenue Bonds
     645,000   6.250%, 07/01/11 ..........................................     A1/A+             645,761
     395,000   6.250%, 07/01/11 MBIA Insured .............................    Aaa/AAA            395,466
   2,925,000   zero coupon, 07/01/13 FGIC Insured ........................    Aaa/AAA          2,265,764
               Scottsdale Preserve Authority Excise Tax
                   Revenue Bonds
   1,185,000   5.250%, 07/01/18 ..........................................    Aa3/AA-          1,236,891
   1,255,000   5.250%, 07/01/19 ..........................................    Aa3/AA-          1,308,074
               Tempe Excise Tax Revenue Bonds
   2,425,000   5.250%, 07/01/19 ..........................................    Aa2/AAA          2,583,668
               Tucson Water System Revenue Bonds
   2,200,000   5.500%, 07/01/18 FGIC Insured .............................    Aaa/AAA          2,374,658
                                                                                            ------------
               Total Basic Service Revenue Bonds .........................                    41,703,678
                                                                                            ------------

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               HOSPITAL REVENUE BONDS (18.3%)
               Arizona Health Facilities Authority (Banner Health)
$    500,000   5.000%, 01/01/25 ..........................................     NR/AA-       $    507,930
               Arizona Health Facilities Authority (Blood Systems)
     500,000   4.750%, 04/01/25 ..........................................     NR/A-             492,890
               Arizona Health Facilities (Northern Arizona
                   Healthcare System)
   1,000,000   5.250%, 10/01/16 AMBAC Insured ............................    Aaa/AAA          1,021,130
               Arizona Health Facilities (Phoenix Children's Hospital)
     650,000   5.200%, 11/15/07 ..........................................    Baa3/NR            653,250
   1,000,000   5.375%, 02/15/18 (pre-refunded) ...........................    Baa3/NR          1,063,060
   1,465,000   6.250%, 11/15/29 (pre-refunded) ...........................    Baa3/NR          1,542,191
               Arizona Health Facilities (Samaritan Health)
   2,840,000   5.625%, 12/01/15 MBIA Insured .............................    Aaa/AAA          3,004,180
               Arizona Health Facilities Authority Hospital System
                   (John C. Lincoln Hospital)
   1,330,000   5.750%, 12/01/32 (pre-refunded) ...........................     NR/BBB          1,445,377
               Chandler Industrial Development Authority
                   (Ahwatukee Medical Facility)
     900,000   7.000%, 7/01/22 (pre-refunded) ............................     NR/NR*            918,000
               Glendale Industrial Development Authority (John
                   C. Lincoln Hospital)
   2,500,000   5.000%, 12/01/35 ..........................................     NR/BBB          2,462,575
               Maricopa Co. Hospital Revenue (Sun Health)
   3,345,000   5.000%, 04/01/17 ..........................................    Baa1/BBB         3,396,212
     705,000   6.125%, 04/01/18 ..........................................    Baa1/BBB           719,692
   2,500,000   5.000%, 04/01/35 ..........................................    Baa1/BBB         2,492,375
               Maricopa Co. Industrial Development Authority
                   (Catholic Healthcare West-St. Joseph's Hospital)
   1,120,000   5.000%, 07/01/21 ..........................................      A2/A           1,136,722
   2,300,000   5.375%, 07/01/23 ..........................................      A2/A           2,390,183
   2,765,000   5.250%, 07/01/32 ..........................................      A2/A           2,851,738
               Mesa Industrial Development Authority
                   (Discovery Health)
   4,100,000   5.750%, 01/01/25 MBIA Insured (pre-refunded) ..............    Aaa/AAA          4,314,471
   4,915,000   5.625%, 01/01/29 MBIA Insured (pre-refunded) ..............    Aaa/AAA          5,157,654

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               HOSPITAL REVENUE BONDS (CONTINUED)
               Phoenix Industrial Development Authority (John C.
                   Lincoln Hospital)
$  1,270,000   5.500%, 12/01/13 FSA Insured ..............................    Aaa/AAA       $  1,290,612
               Pima Co. Industrial Development Authority
                   (Healthpartners)
   1,000,000   5.625%, 04/01/14 MBIA Insured .............................    Aaa/AAA          1,021,450
               Pima Co. Industrial Development Authority (Tucson
                   Medical Center)
   1,000,000   5.000%, 04/01/15 MBIA Insured .............................    Aaa/AAA          1,001,090
               Scottsdale Industrial Development Authority
                   (Scottsdale Healthcare System)
   2,000,000   5.500%, 09/01/12 AMBAC Insured ............................    Aaa/AAA          2,070,220
   1,770,000   6.125%, 09/01/17 AMBAC Insured ............................    Aaa/AAA          1,811,082
   9,600,000   5.800%, 12/01/31 (pre-refunded) ...........................    A3/BBB+         10,331,520
               University Medical Center Hospital Revenue Bonds
     830,000   5.000%, 07/01/22 ..........................................   Baa1/BBB+           841,454
   2,050,000   5.000%, 07/01/35 ..........................................   Baa1/BBB+         2,052,665
               Yavapai Co. Industrial Development Authority
                   (Yavapai Regional Medical Center)
   1,130,000   5.125%, 12/01/13 FSA Insured ..............................    Aaa/AAA          1,154,306
               Yuma Co. Industrial Development Authority (Yuma
                   Regional Medical Center)
   1,320,000   5.500%, 08/01/18 FSA Insured (pre-refunded) ...............    Aaa/AAA          1,408,506
   1,500,000   5.500%, 08/01/19 FSA Insured (pre-refunded) ...............    Aaa/AAA          1,600,575
                                                                                            ------------
               Total Hospital Revenue Bonds ..............................                    60,153,110
                                                                                            ------------
               LEASE REVENUE BONDS (16.8%)
               Arizona Municipal Finance Program No. 20
   1,300,000   7.700%, 08/01/10 MBIA Insured .............................    Aaa/AAA          1,385,969
               Arizona State University Certificates of Participation
                   Lease Revenue Bonds
   2,000,000   5.375%, 07/01/19 MBIA Insured .............................    Aaa/AAA          2,124,180
               Cave Creek Certificates of Participation Lease
                   Revenue Bonds
     365,000   5.750%, 07/01/19 ..........................................    NR/BBB-            374,249

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               LEASE REVENUE BONDS (CONTINUED)
               Cottonwood Municipal Property Corp. Lease
                   Revenue Bonds
$  1,500,000   5.000%, 07/01/29 XLCA Insured .............................    Aaa/AAA       $  1,540,020
               Downtown Phoenix Hotel Corp. Lease Revenue Bonds
   4,760,000   5.250%, 07/01/26 FGIC Insured .............................    Aaa/AAA          5,023,323
               Fountain Hills Municipal Property Corp. Lease
                   Revenue Bonds
     650,000   5.125%, 07/01/21 FGIC Insured (pre-refunded) ..............     Aaa/NR            672,444
               Gilbert Municipal Property Corp. Lease Revenue Bonds
   2,000,000   4.900%, 04/01/19 ..........................................    NR/NR*+          2,015,020
   1,000,000   4.900%, 07/01/21 AMBAC Insured ............................    Aaa/AAA          1,024,870
               Gilbert Water Resource Municipal Property Corp.
                   Lease Revenue Bonds
     610,000   5.000%, 04/01/17 ..........................................     NR/NR+            612,373
   2,000,000   5.000%, 10/01/29 ..........................................     NR/AAA          2,072,880
               Green Valley Municipal Property Corp. Lease
                   Revenue Bonds
   1,250,000   5.250%, 07/01/33 ..........................................     NR/BBB          1,258,913
               Maricopa Co. Stadium District Revenue Bonds
     500,000   5.250%, 06/01/12 AMBAC Insured ............................    Aaa/NR++           528,255
               Navajo Co. Municipal Property Corp. Lease
                   Revenue Bonds
   1,000,000   6.250%, 07/01/20 ACA Insured ..............................      NR/A           1,058,460
               Nogales Municipal Development Authority
   1,000,000   5.000%, 06/01/27 AMBAC Insured ............................    Aaa/AAA          1,034,930
               Oro Valley Municipal Property Corp. Lease
                   Revenue Bonds
   1,000,000   5.200%, 07/01/10 MBIA Insured .............................    Aaa/AAA          1,012,760
   1,150,000   5.550%, 07/01/17 MBIA Insured (pre-refunded) ..............    Aaa/AAA          1,181,223
   1,850,000   5.375%, 07/01/26 MBIA Insured (pre-refunded) ..............    Aaa/AAA          1,897,101
               Phoenix Civic Improvement Corp. (Adams
                   Street Garage)
   2,100,000   5.375%, 07/01/29 (pre-refunded) ...........................    Aa2/AAA          2,181,438

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               LEASE REVENUE BONDS (CONTINUED)
               Phoenix Civic Improvement Corp. Excise Tax
                   Revenue Bonds
$  2,320,000   5.750%, 07/01/14 FGIC Insured (pre-refunded) ..............    Aaa/AAA       $  2,457,274
   1,000,000   5.000%, 07/01/20 FGIC Insured .............................    Aaa/AAA          1,039,940
               Phoenix Civic Improvement Corp. (Civic Plaza)
   1,000,000   zero coupon, 07/01/23 FGIC Insured (coupon
                   converts to 5.50% on 7/01/13) .........................    Aaa/AAA            816,020
               Phoenix Industrial Development Authority (Capital
                   Mall Project)
   1,000,000   5.200%, 09/15/16 AMBAC Insured (pre-refunded) .............    Aaa/AAA          1,038,330
   2,130,000   5.250%, 09/15/17 AMBAC Insured (pre-refunded) .............    Aaa/AAA          2,214,795
   2,000,000   5.375%, 09/15/22 AMBAC Insured (pre-refunded) .............    Aaa/AAA          2,087,060
               Pinal Co. Certificates of Participation Lease
                   Revenue Bonds
   2,000,000   5.125%, 06/01/21 AMBAC Insured ............................    Aaa/AAA          2,068,620
   3,230,000   5.250%, 12/01/21 ..........................................     NR/A-           3,350,091
   1,250,000   5.000%, 12/01/29 ..........................................     NR/A-           1,265,375
               Pinal Co. Correctional Facilities
   1,470,000   5.250%, 10/01/21 ACA Insured ..............................    NR/A+++          1,527,683
               Scottsdale Municipal Property Corp. Excise Tax
                   Revenue Bonds
   3,000,000   zero coupon, 07/01/20 AMBAC Insured (coupon
                   converts to 4.50% on 7/01/13) .........................    Aaa/AAA          2,231,370
               Sierra Vista Municipal Property Corp. Lease
                   Revenue Bonds
   1,265,000   5.000%, 01/01/18 AMBAC Insured ............................    Aaa/AAA          1,284,317
   1,225,000   5.000%, 01/01/18 AMBAC Insured ............................    Aaa/AAA          1,243,596
     700,000   5.125%, 01/01/21 AMBAC Insured ............................    Aaa/AAA            710,969
               Surprise Municipal Property Corp. Lease
                   Revenue Bonds
   2,000,000   5.700%, 07/01/20 AMBAC Insured (pre-refunded) .............    Aaa/AAA          2,089,120
   2,000,000   4.900%, 04/01/32 ..........................................     NR/BBB          1,935,780
               University of Arizona Certificates of Participation
                   Lease Revenue Bonds
     500,000   5.125%, 06/01/22 AMBAC Insured (pre-refunded) .............    Aaa/AAA            525,040

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               LEASE REVENUE BONDS (CONTINUED)
               Willcox Municipal Property Corp.
$    295,000   4.625%, 07/01/21 ..........................................     NR/BBB       $    289,781
                                                                                            ------------
               Total Lease Revenue Bonds .................................                    55,173,569
                                                                                            ------------
               MORTGAGE REVENUE BONDS (10.2%)
               Agua Fria Ranch Community Facilities District
     600,000   5.800%, 07/15/30 ..........................................     NR/NR*            615,846
               Arizona Capital Facilities Finance Corp. Arizona
                   State Student Housing
   1,000,000   6.125%, 09/01/20 ..........................................    Baa3/NR          1,045,410
               Gladden Farms Community Facility District
     435,000   5.500%, 07/15/31 ..........................................     NR/NR*            442,417
               Maricopa Co. Industrial Development Authority
                   Multi-Family Mortgage Revenue Bonds
                   (Advantage Point Project)
   1,000,000   6.500%, 07/01/16 ..........................................     NR/AAA          1,023,890
               Maricopa Co. Industrial Development Authority
                   Multi-Family Mortgage Revenue Bonds (National
                   Health Project)
   1,300,000   5.500%, 01/01/18 FSA Insured ..............................    Aaa/AAA          1,416,922
               Maricopa Co. Industrial Development Authority
                   Multi-Family Mortgage Revenue Bonds (Pine Ridge)
   1,000,000   6.000%, 10/20/31 ..........................................     NR/AAA          1,068,600
               Maricopa Co. Industrial Development Authority
                   Single Family Mortgage Revenue Bonds, Escrowed
   3,330,000   zero coupon, 12/31/14 .....................................    Aaa/AAA          2,410,820
   6,620,000   zero coupon, 02/01/16 .....................................    Aaa/AAA          4,543,306
   3,565,000   zero coupon, 12/31/16 .....................................    Aaa/AAA          2,350,119
   1,923,131   4.950%, 07/01/39 AMT (coupon converts to 5.65%
                   after 8/01/07) ........................................     Aaa/NR          2,033,692
               Merrill Ranch Community Facilities District
     475,000   5.300%, 07/01/30 ..........................................     NR/NR*            482,462
               Parkway Community Facilities District No. 1
                   Prescott Valley
     120,000   5.200%, 07/15/20 ..........................................     NR/NR*            119,660
     400,000   5.350%, 07/15/31 ..........................................     NR/NR*            398,064

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               MORTGAGE REVENUE BONDS (CONTINUED)
               Phoenix Industrial Development Authority Single
                   Family Mortgage Revenue
$  1,770,000   zero coupon, 12/01/14 .....................................     NR/AAA       $  1,297,268
      10,000   5.875%, 06/01/16 ..........................................     NR/AAA             10,004
     370,000   5.300%, 04/01/20 AMT ......................................     NR/AAA            375,180
     140,000   5.350%, 06/01/20 AMT ......................................     NR/AAA            141,203
               Phoenix/Pima/Maricopa Co. Industrial Development
                   Authority Single Family Mortgage Revenue
     800,000   5.500%, 12/01/38 AMT ......................................     Aaa/NR            828,184
               Pima Co. Industrial Development Authority Single
                   Family Mortgage Revenue
     195,000   6.500%, 02/01/17 ..........................................     A2/NR             195,263
      20,000   6.100%, 05/01/31 AMT ......................................     NR/AAA             20,056
               South Campus Project Arizona State University
                   Student Housing
   1,205,000   5.625%, 09/01/28 MBIA Insured .............................    Aaa/AAA          1,301,292
               Southern Arizona Capital Facilities Finance Corp.
                   University of Arizona Student Housing
   1,500,000   5.100%, 09/01/33 MBIA Insured (pre-refunded) ..............    Aaa/AAA          1,576,815
               Sundance Community Facilities District
     920,000   5.125%, 07/15/30 ..........................................   Baa3/BBB-           946,505
               Tucson & Pima Co. Single Family Mortgage Revenue
                   Bonds, Escrowed
   4,920,000   zero coupon, 12/01/14 .....................................    Aaa/AAA          3,605,966
               Vistancia Community Facilities District
   2,000,000   4.550%, 07/15/26 ..........................................    Baa1/NR          1,944,540
               Yuma Industrial Development Authority Multi-Family
                   Mortgage Revenue Bonds (Rio Santa Fe)
   3,000,000   6.100%, 09/20/34 AMT ......................................     NR/AAA          3,230,640
                                                                                            ------------
               Total Mortgage Revenue Bonds ..............................                    33,424,124
                                                                                            ------------
               UNIVERSITY REVENUE BONDS (7.3%)
               Arizona Board of Regents-Arizona State University
                   System Revenue Bonds
     735,000   5.850%, 07/01/18 FGIC Insured (pre-refunded) ..............    Aaa/AAA            770,126
   1,280,000   5.000%, 07/01/26 AMBAC Insured ............................    Aaa/AAA          1,330,381

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               UNIVERSITY REVENUE BONDS (CONTINUED)
               Arizona Board of Regents-Northern Arizona
                   University System Revenue Bonds
$  1,000,000   5.000%, 06/01/27 FGIC Insured .............................    Aaa/AAA       $  1,037,950
   1,200,000   5.500%, 06/01/34 FGIC Insured (pre-refunded) ..............    Aaa/AAA          1,304,616
               Arizona Board of Regents-University of Arizona
                   System Revenue Bonds
     490,000   5.250%, 06/01/14 FSA Insured ..............................    Aaa/AAA            496,027
   1,000,000   5.500%, 06/01/16 FGIC Insured (pre-refunded) ..............    Aaa/AAA          1,038,220
   2,385,000   5.000%, 06/01/21 FGIC Insured .............................    Aaa/AAA          2,472,410
     750,000   5.800%, 06/01/24 FGIC Insured (pre-refunded) ..............    Aaa/AAA            783,795
               Arizona Educational Loan Marketing Corp.
   1,720,000   5.700%, 12/01/08 AMT ......................................    A2/NR+++         1,732,642
               Arizona Student Loan Revenue
   1,000,000   5.875%, 05/01/18 AMT ......................................     Aaa/NR          1,047,960
   1,000,000   5.900%, 05/01/19 AMT ......................................     Aaa/NR          1,049,190
   1,000,000   6.150%, 05/01/29 AMT ......................................     A2/NR           1,044,010
               Glendale Industrial Development Authority
                   (Midwestern University)
     550,000   5.250%, 05/15/13 ..........................................     NR/A-             575,624
   1,010,000   5.250%, 05/15/14 ..........................................     NR/A-           1,062,146
     500,000   5.750%, 05/15/21 (pre-refunded) ...........................     NR/AAA            536,580
   1,215,000   5.375%, 05/15/28 ..........................................     NR/A-           1,238,814
   1,035,000   5.375%, 05/15/28 (pre-refunded) ...........................     NR/AAA          1,059,271
   1,000,000   5.875%, 05/15/31 (pre-refunded) ...........................     NR/AAA          1,077,600
               Mohave Co. Community College District
                   Revenue Bonds
     470,000   4.850%, 03/01/15 AMBAC Insured ............................    Aaa/AAA            479,236
               Pinal Co. Community College District Revenue Bonds
     555,000   5.100%, 07/01/14 AMBAC Insured (pre-refunded) .............    Aaa/NR++           567,665
               Yavapai Co. Community College District
                   Revenue Bonds
     500,000   6.000%, 07/01/12 ..........................................    NR/BBB+            503,800
               Yuma & La Paz Co. Community College District
   2,500,000   5.000%, 07/01/28 MBIA Insured .............................    Aaa/AAA          2,604,700
                                                                                            ------------
               Total University Revenue Bonds ............................                    23,812,763
                                                                                            ------------

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               UTILITY REVENUE BONDS (13.6%)
               Arizona Power Authority (Hoover Dam Project)
                   Revenue Bonds
$  1,500,000   5.250%, 10/01/15 ..........................................     Aa2/AA       $  1,618,395
   4,905,000   5.250%, 10/01/16 ..........................................     Aa2/AA          5,315,254
   1,220,000   5.250%, 10/01/17 ..........................................     Aa2/AA          1,325,628
               Arizona Wastewater Management Authority
                   Revenue Bonds
   1,940,000   5.600%, 07/01/12 AMBAC Insured ............................    Aaa/AAA          1,961,903
               Arizona Water Infrastructure Finance Authority
                   Revenue Bonds
   1,465,000   5.750%, 10/01/11 ..........................................    Aaa/NR++         1,540,418
   2,500,000   5.375%, 10/01/16 (pre-refunded) ...........................    Aaa/NR++         2,639,625
   2,000,000   5.500%, 10/01/17 ..........................................    Aaa/NR++         2,088,820
     650,000   5.000%, 10/01/22 ..........................................    Aaa/AAA            676,773
               Central Arizona Water Conservation District
                   Revenue Bonds
   2,600,000   5.500%, 11/01/09 ..........................................    Aa2/AA-          2,691,936
   2,500,000   5.500%, 11/01/10 ..........................................    Aa2/AA-          2,620,175
               Pima Co. Industrial Development Authority (Tucson
                   Electric), Revenue Bonds
     910,000   7.250%, 07/15/10 FSA Insured ..............................    Aaa/AAA            915,988
               Salt River Project Agricultural Improvement and
                   Power Revenue Bonds
   2,000,000   5.500%, 01/01/10 ..........................................     Aa1/AA          2,075,680
   3,700,000   5.250%, 01/01/13 ..........................................     Aa1/AA          3,920,853
   1,500,000   5.250%, 01/01/15 ..........................................     Aa1/AA          1,586,355
   2,000,000   5.250%, 01/01/18 ..........................................     A1/AA           2,105,880
   5,000,000   5.250%, 01/01/19 ..........................................     Aa1/AA          5,256,300
   1,480,000   5.000%, 01/01/20 ..........................................     Aa1/AA          1,501,090
   4,500,000   5.000%, 01/01/37 ..........................................     Aa1/AA          4,650,840
                                                                                            ------------
               Total Utility Revenue Bonds ...............................                    44,491,913
                                                                                            ------------
               Total Revenue Bonds .......................................                   268,937,047
                                                                                            ------------

                                                                             RATING
  PRINCIPAL                                                                  MOODY'S/
   AMOUNT      U.S. TERRITORIAL BONDS (0.9%)                                   S&P              VALUE
------------   --------------------------------------------------------      --------       ------------
               Puerto Rico General Obligation Bonds
$  1,000,000   zero coupon, 07/01/14 .....................................   Baa3/BBB       $    728,210
               Puerto Rico Highway & Transportation Revenue Bonds
   2,000,000   5.500%, 07/01/19 FSA Insured ..............................    Aaa/AAA          2,234,920
                                                                                            ------------
               Total U.S. Territorial Bonds ..............................                     2,963,130
                                                                                            ------------
               Total Investments (cost $318,810,497 - note 4) ............    100.0%         327,926,438
               Liabilities less other assets .............................     (0.0)             (27,929)
                                                                              -----         ------------
               Net Assets ................................................    100.0%        $327,898,509
                                                                              =====         ============

                                                                      PERCENT
      PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)          OF PORTFOLIO
      ----------------------------------------------------          ------------
      Aaa of Moody's or AAA of S&P or Fitch .......................    63.7%
      Aa of Moody's or AA of S&P ..................................    12.6
      A of Moody's or S&P or Fitch ................................    12.2
      Baa of Moody's or BBB of S&P or Fitch .......................    10.2
      Not rated* ..................................................     1.3
                                                                      -----
                                                                      100.0%
                                                                      =====

      * Any security not rated (NR) by any of the approved rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
      ** Illiquid securities: Considered illiquid because of restrictions as to sale. The securities represent 0.6% of net assets.

      FITCH RATINGS
      -------------
      ++    AAA
      +++   A
      +     BBB+

                           PORTFOLIO ABBREVIATIONS
      ---------------------------------------------------------------
      ACA     -   American Capital Assurance Financial Guaranty Corp.
      AMBAC   -   American Municipal Bond Assurance Corp.
      AMT     -   Alternative Minimum Tax
      FGIC    -   Financial Guaranty Insurance Co.
      FSA     -   Financial Security Assurance
      MBIA    -   Municipal Bond Investors Assurance
      NR      -   Not Rated
      XLCA    -   XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007

ASSETS
      Investments at value (cost $318,810,497) .....................................................           $327,926,438
      Interest receivable ..........................................................................              5,861,201
      Receivable for investment securities sold ....................................................              3,547,665
      Receivable for Trust shares sold .............................................................                115,304
      Other assets .................................................................................                 25,585
                                                                                                               ------------
      Total assets .................................................................................            337,476,193
                                                                                                               ------------
LIABILITIES
      Cash overdraft ...............................................................................              2,161,765
      Payable for investment securities purchased ..................................................              5,817,403
      Payable for Trust shares redeemed ............................................................              1,131,237
      Dividends payable ............................................................................                188,554
      Management fee payable .......................................................................                108,602
      Distribution and service fees payable ........................................................                 45,027
      Accrued expenses .............................................................................                125,096
                                                                                                               ------------
      Total liabilities ............................................................................              9,577,684
                                                                                                               ------------

NET ASSETS .........................................................................................           $327,898,509
                                                                                                               ============
      Net Assets consist of:
      Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ..........           $    315,344
      Additional paid-in capital ...................................................................            317,155,004
      Net unrealized appreciation on investments (note 4) ..........................................              9,115,941
      Accumulated net realized gain on investments .................................................              1,021,388
      Undistributed net investment income ..........................................................                290,832
                                                                                                               ------------
                                                                                                               $327,898,509
                                                                                                               ============
CLASS A
      Net Assets ...................................................................................           $318,498,843
                                                                                                               ============
      Capital shares outstanding ...................................................................             30,631,094
                                                                                                               ============
      Net asset value and redemption price per share ...............................................           $      10.40
                                                                                                               ============
      Offering price per share (100/96 of $10.40 adjusted to nearest cent) .........................           $      10.83
                                                                                                               ============
CLASS C
      Net Assets ...................................................................................           $  6,573,232
                                                                                                               ============
      Capital shares outstanding ...................................................................                632,178
                                                                                                               ============
      Net asset value and offering price per share .................................................           $      10.40
                                                                                                               ============
      Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) .................................................           $      10.40*
                                                                                                               ============
CLASS Y
      Net Assets ...................................................................................           $  2,826,434
                                                                                                               ============
      Capital shares outstanding ...................................................................                271,176
                                                                                                               ============
      Net asset value, offering and redemption price per share .....................................           $      10.42
                                                                                                               ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2007

INVESTMENT INCOME:

      Interest income .............................................................................                   $  16,747,743

Expenses:

      Management fee (note 3) .....................................................................  $   1,407,694
      Distribution and service fees (note 3) ......................................................        582,238
      Transfer and shareholder servicing agent fees ...............................................        264,601
      Trustees' fees and expenses (note 8) ........................................................        128,684
      Shareholders' reports and proxy statements ..................................................         65,440
      Legal fees (note 3) .........................................................................         56,844
      Custodian fees ..............................................................................         39,992
      Registration fees and dues ..................................................................         37,042
      Insurance ...................................................................................         25,525
      Auditing and tax fees .......................................................................         21,000
      Chief compliance officer (note 3) ...........................................................          4,545
      Miscellaneous ...............................................................................         76,193
                                                                                                     -------------
      Total expenses ..............................................................................      2,709,798

      Expenses paid indirectly (note 6) ...........................................................        (39,148)
                                                                                                     -------------
      Net expenses ................................................................................                       2,670,650
                                                                                                                      -------------
      Net investment income .......................................................................                      14,077,093

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions .......................................      1,556,331
      Change in unrealized appreciation on investments ............................................     (1,238,223)
                                                                                                     -------------
      Net realized and unrealized gain (loss) on investments ......................................                         318,108
                                                                                                                      -------------
      Net change in net assets resulting from operations ..........................................                   $  14,395,201
                                                                                                                      =============

                 See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      YEAR ENDED        YEAR ENDED
                                                                                                     JUNE 30, 2007    JUNE 30, 2006
                                                                                                     -------------    -------------
OPERATIONS:
    Net investment income ........................................................................   $  14,077,093    $  15,285,773
    Net realized gain (loss) from securities transactions ........................................       1,556,331        1,233,948
    Change in unrealized appreciation on investments .............................................      (1,238,223)     (15,659,940)
                                                                                                     -------------    -------------
        Change in net assets resulting from operations ...........................................      14,395,201          859,781
                                                                                                     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income ........................................................................     (13,829,160)     (14,832,792)
    Net realized gain on investments .............................................................      (1,662,405)      (2,585,718)

    Class C Shares:
    Net investment income ........................................................................        (217,015)        (270,809)
    Net realized gain on investments .............................................................         (32,522)         (61,445)

    Class Y Shares:
    Net investment income ........................................................................        (100,092)         (75,975)
    Net realized gain on investments .............................................................         (11,331)         (11,922)
                                                                                                     -------------    -------------
        Change in net assets from distributions ..................................................     (15,852,525)     (17,838,661)
                                                                                                     -------------    -------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold ....................................................................      18,821,846       24,413,288
    Reinvested dividends and distributions .......................................................       9,272,319       10,878,230
    Cost of shares redeemed ......................................................................     (62,181,748)     (63,937,118)
                                                                                                     -------------    -------------
        Change in net assets from capital share transactions .....................................     (34,087,583)     (28,645,600)
                                                                                                     -------------    -------------
        Change in net assets .....................................................................     (35,544,907)     (45,624,480)

NET ASSETS:
    Beginning of period ..........................................................................     363,443,416      409,067,896
                                                                                                     -------------    -------------
    End of period* ...............................................................................   $ 327,898,509    $ 363,443,416
                                                                                                     =============    =============

    *Includes undistributed net investment income of: ............................................   $     290,832    $     118,598
                                                                                                     =============    =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2007

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than December 31, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after

      November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended June 30, 2007, distribution fees on Class A Shares amounted to $514,069, of which the Distributor retained $25,686.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the year ended

June 30, 2007 amounted to $51,127. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2007, amounted to $17,042. The total of these payments with respect to Class C Shares amounted to $68,169, of which the Distributor retained $14,877.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2007, total commissions on sales of Class A Shares amounted to $312,352, of which the Distributor received $56,780.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended June 30, 2007, the Trust incurred $55,642 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust was a partner at Hollyer Brady and is a shareholder of its successor.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2007,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $49,821,650   and   $87,717,762,
respectively.

      At June 30, 2007, the aggregate tax cost for all securities was $318,519,665. At June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $10,060,303 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $653,530 for a net unrealized appreciation of $9,406,773.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 2007, the Trust had 0.9% of its net assets invested in two such municipal issues.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                                    YEAR ENDED                       YEAR ENDED
                                                   JUNE 30, 2007                   JUNE 30, 2006
                                           ----------------------------    ----------------------------
                                               SHARES         AMOUNT           SHARES         AMOUNT
                                           ------------    ------------    ------------    ------------
CLASS A SHARES:

    Proceeds from shares sold ...........     1,556,506    $ 16,451,232       2,111,570    $ 22,551,140
    Reinvested distributions ............       855,577       9,047,047         994,581      10,604,952
    Cost of shares redeemed .............    (5,693,886)    (60,147,329)     (5,531,962)    (58,948,676)
                                           ------------    ------------    ------------    ------------
    Net change ..........................    (3,281,803)    (34,649,050)     (2,425,811)    (25,792,584)
                                           ------------    ------------    ------------    ------------
CLASS C SHARES:

    Proceeds from shares sold ...........       122,154       1,295,636          71,372         764,997
    Reinvested distributions ............        15,244         161,179          21,171         225,878
    Cost of shares redeemed .............      (160,061)     (1,686,704)       (393,748)     (4,197,582)
                                           ------------    ------------    ------------    ------------
    Net change ..........................       (22,663)       (229,889)       (301,205)     (3,206,707)
                                           ------------    ------------    ------------    ------------
CLASS Y SHARES:

    Proceeds from shares sold ...........       101,343       1,074,978         102,645       1,097,151
    Reinvested distributions ............         6,052          64,093           4,446          47,400
    Cost of shares redeemed .............       (32,802)       (347,715)        (73,751)       (790,860)
                                           ------------    ------------    ------------    ------------
    Net change ..........................        74,593         791,356          33,340         353,691
                                           ------------    ------------    ------------    ------------
Total transactions in Trust

    shares ..............................    (3,229,873)   $(34,087,583)     (2,693,676)   $(28,645,600)
                                           ============    ============    ============    ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2007 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2007 was $102,500, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and Outreach Meetings of Shareholders. For the year ended June 30, 2007, such meeting-related expenses amounted to $26,184.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2007 the Trust increased undistributed net investment income by $241,408, decreased accumulated net realized gain on investments by $41,603 and decreased additional paid-in capital by $199,805.

      The tax character of distributions:

                                                        Year Ended June 30,
                                                        2007          2006
                                                    -----------   -----------
      Net tax-exempt income                         $14,146,196   $15,108,207
      Ordinary income                                        71       141,986
      Long-term capital gain                          1,706,258     2,588,468
                                                    -----------   -----------
                                                    $15,852,525   $17,838,661
                                                    ===========   ===========

      As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income               $   188,554
      Undistributed long-term capital gain            1,021,388
      Unrealized appreciation                         9,406,377
      Other temporary differences                      (188,554)
                                                    -----------
                                                    $10,427,765
                                                    ===========

      At June 30, 2007, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

11. RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Trust. The case is expected to be heard and decided during the U.S. Supreme Court's October 2007 - April 2008 term, with a decision likely to be handed down in 2008.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                 Class A
                                                                   ----------------------------------------------------------------
                                                                                           Year Ended June 30,
                                                                   ----------------------------------------------------------------
                                                                      2007         2006          2005          2004          2003
                                                                   ---------    ---------     ---------     ---------     ---------
Net asset value, beginning of period ...........................   $   10.45    $   10.92     $   10.64     $   11.08     $   10.65
                                                                   ---------    ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income + ....................................        0.43         0.42          0.43          0.44          0.45
    Net gain (loss) on securities (both realized and unrealized)          --        (0.40)         0.28         (0.44)         0.43
                                                                   ---------    ---------     ---------     ---------     ---------
    Total from investment operations ...........................        0.43         0.02          0.71          0.00          0.88
                                                                   ---------    ---------     ---------     ---------     ---------
Less distributions (note 10):
    Dividends from net investment income .......................       (0.43)       (0.42)        (0.43)        (0.44)        (0.45)
    Distributions from capital gains ...........................       (0.05)       (0.07)           --*           --            --
                                                                   ---------    ---------     ---------     ---------     ---------
    Total distributions ........................................       (0.48)       (0.49)        (0.43)        (0.44)        (0.45)
                                                                   ---------    ---------     ---------     ---------     ---------
Net asset value, end of period .................................   $   10.40    $   10.45     $   10.92     $   10.64     $   11.08
                                                                   =========    =========     =========     =========     =========
Total return (not reflecting sales charge) .....................        4.11%        0.22%         6.79%        (0.04)%        8.41%

Ratios/supplemental data

    Net assets, end of period (in thousands) ...................   $ 318,499    $ 354,538     $ 396,840     $ 413,915     $ 471,310
    Ratio of expenses to average net assets ....................        0.75%        0.76%         0.74%         0.70%         0.70%
    Ratio of net investment income to average net assets .......        4.00%        3.96%         3.95%         4.03%         4.13%
    Portfolio turnover rate ....................................       13.63%       19.34%        19.54%        15.08%        19.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ....................        0.74%        0.75%         0.73%         0.70%         0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         Class C
                                                               ------------------------------------------------------------
                                                                                   Year Ended June (30,)
                                                               ------------------------------------------------------------
                                                                 2007         2006         2005         2004          2003
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period ...........               $  10.45     $  10.92     $  10.64     $  11.08     $  10.66
                                                               --------     --------     --------     --------     --------

Income from investment operations
    Net investment income + ....................                   0.34         0.33         0.34         0.34         0.36
    Net gain (loss) on securities (both realized
      and unrealized) ..........................                     --        (0.40)        0.28        (0.44)        0.42
                                                               --------     --------     --------     --------     --------
    Total from investment operations ...........                   0.34        (0.07)        0.62        (0.10)        0.78
                                                               --------     --------     --------     --------     --------

Less distributions (note 10):

    Dividends from net investment income .......                  (0.34)       (0.33)       (0.34)       (0.34)       (0.36)
    Distributions from capital gains ...........                  (0.05)       (0.07)          --*          --           --
                                                               --------     --------     --------     --------     --------
    Total distributions ........................                  (0.39)       (0.40)       (0.34)       (0.34)       (0.36)
                                                               --------     --------     --------     --------     --------
Net asset value, end of period .................               $  10.40     $  10.45     $  10.92     $  10.64     $  11.08
                                                               ========     ========     ========     ========     ========
Total return (not reflecting sales charge) .....                   3.23%       (0.63)%       5.89%       (0.89)%       7.40%

Ratios/supplemental data
    Net assets, end of period (in thousands) ...               $  6,573     $  6,846     $ 10,441     $ 11,325     $ 11,307
    Ratio of expenses to average net assets ....                   1.60%        1.61%        1.59%        1.55%        1.55%
    Ratio of net investment income to average
      net assets ...............................                   3.15%        3.11%        3.10%        3.17%        3.26%
    Portfolio turnover rate ....................                  13.63%       19.34%       19.54%       15.08%       19.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ....                   1.59%        1.61%        1.58%        1.55%        1.55%

                                                                                           Class Y
                                                               ------------------------------------------------------------
                                                                                     Year Ended June (30,)
                                                               ------------------------------------------------------------
                                                                  2007        2006         2005         2004          2003
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period ...........               $  10.48     $  10.95     $  10.67     $  11.11     $  10.68
                                                               --------     --------     --------     --------     --------

Income from investment operations
    Net investment income + ....................                   0.44         0.44         0.45         0.45         0.47
    Net gain (loss) on securities (both realized
      and unrealized) ..........................                  (0.01)       (0.40)        0.28        (0.44)        0.43
                                                               --------     --------     --------     --------     --------
    Total from investment operations ...........                   0.43         0.04         0.73         0.01         0.90
                                                               --------     --------     --------     --------     --------

Less distributions (note 10):

    Dividends from net investment income .......                  (0.44)       (0.44)       (0.45)       (0.45)       (0.47)
    Distributions from capital gains ...........                  (0.05)       (0.07)          --*          --           --
                                                               --------     --------     --------     --------     --------
    Total distributions ........................                  (0.49)       (0.51)       (0.45)       (0.45)       (0.47)
                                                               --------     --------     --------     --------     --------
Net asset value, end of period .................               $  10.42     $  10.48     $  10.95     $  10.67     $  11.11
                                                               ========     ========     ========     ========     ========
Total return (not reflecting sales charge) .....                   4.16%        0.38%        6.95%        0.12%        8.56%

Ratios/supplemental data
    Net assets, end of period (in thousands) ...               $  2,826     $  2,060     $  1,787     $  1,640     $  3,784
    Ratio of expenses to average net assets ....                   0.60%        0.61%        0.59%        0.56%        0.55%
    Ratio of net investment income to average
      net assets ...............................                   4.14%        4.11%        4.10%        4.19%        4.25%
    Portfolio turnover rate ....................                  13.63%       19.34%       19.54%       15.08%       19.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ....                   0.59%        0.60%        0.58%        0.55%        0.55%

----------
+ Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees(1)

and Officers


                                                                                         NUMBER OF
                       POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                  TRUST AND              PRINCIPAL                                    COMPLEX     (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF              OCCUPATION(S)                               OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------             -------------------                        ----------    ---------------------
INTERESTED TRUSTEE(4)

Diana P. Herrmann      Trustee since 1994     Vice Chair and Chief Executive Officer         12        ICI Mutual Insurance
New York, NY           and President since    of Aquila Management Corporation,                        Company
(02/25/58)             1998                   Founder of the Aquila Group of Funds(SM)
                                              and parent of Aquila Investment
                                              Management LLC, Manager since 2004,
                                              President and Chief Operating Officer
                                              since 1997, a Director since 1984,
                                              Secretary since 1986 and previously its
                                              Executive Vice President, Senior Vice
                                              President or Vice President, 1986-1997;
                                              Chief Executive Officer and Vice Chair
                                              since 2004 and President, Chief
                                              Operating Officer and Manager of the
                                              Manager since 2003; Chair, Vice Chair,
                                              President, Executive Vice President or
                                              Senior Vice President of funds in the
                                              Aquila Group of Funds(SM) since 1986;
                                              Director of the Distributor since 1997;
                                              trustee, Reserve Money-Market Funds,
                                              1999-2000 and Reserve Private Equity
                                              Series, 1998-2000; Governor, Investment
                                              Company Institute and head of its Small
                                              Funds Committee since 2004; active in
                                              charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Anne J. Mills          Chair of the Board     President, Loring Consulting Company            4        None
Scottsdale, AZ         of Trustees since      since 2001; Vice President for Business
(12/23/38)             2005 and Trustee       Management and CFO, Ottawa University,
                       since 1986             since 2006, Vice President for Business
                                              Affairs, 1992-2001; IBM Corporation,
                                              1965-1991; currently active with various
                                              charitable educational and religious
                                              organizations.


                                                                                         NUMBER OF
                       POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                  TRUST AND              PRINCIPAL                                    COMPLEX     (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF              OCCUPATION(S)                               OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------             -------------------                        ----------    ---------------------
Ernest Calderon        Trustee since 2004     Founder, Calderon Law Offices, since            1        None
Phoenix, AZ                                   2004; Equity Partner, Jennings, Strouss
(10/24/57)                                    & Salmon, PLC, 1993-2004; member,
                                              Arizona Board of Regents since 2003 and
                                              member of the Governor's P-20 Education
                                              Council; Past President, Grand Canyon
                                              Council of Boy Scouts of America;
                                              Immediate Past President, State Bar of
                                              Arizona, 2003-2004; member, American Law
                                              Institute.

Thomas W. Courtney     Trustee since 1986     President, Courtney Associates, Inc., a         5        Chairman of the Board of
Sewickley, PA                                 venture capital firm, since 1988.                        Oppenheimer Quest Value
(08/17/33)                                                                                             Funds Group, Oppenheimer
                                                                                                       Small Cap Value Fund,
                                                                                                       Oppenheimer Midcap Fund,
                                                                                                       and Oppenheimer Rochester
                                                                                                       Group of Funds; Chairman
                                                                                                       of the Board of Premier
                                                                                                       VIT.

Grady Gammage, Jr.     Trustee since 2001     Founding partner, Gammage & Burnham,            2        None
Phoenix, AZ                                   PLC, a law firm, Phoenix, Arizona, since
(10/01/51)                                    1983; director, Central Arizona Water
                                              Conservation District, 1992-2004;
                                              director, Arizona State University
                                              Foundation since 1998; Manicopa
                                              Partnership for Arts & Culture; Public
                                              Architecture; Arizona Historical
                                              Foundation.

John C. Lucking        Trustee since 1994     President, Econ-Linc, an economic               3        Director, Sanu Resources
Phoenix, AZ                                   consulting firm, since 1995; formerly
(05/20/43)                                    Consulting Economist, Bank One Arizona
                                              and Chief Economist, Valley National
                                              Bank; member, Arizona's Joint
                                              Legislative Budget Committee Economic
                                              Advisory Panel and the Western Blue Chip
                                              Economic Forecast Panel; Board, Northern
                                              Arizona University Foundation since
                                              1997; member, various historical, civic
                                              and economic associations.



                                                                                         NUMBER OF
                       POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                  TRUST AND              PRINCIPAL                                    COMPLEX     (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF              OCCUPATION(S)                               OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------             -------------------                        ----------    ---------------------
OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann       Founder and Chairman   Founder and Chairman of the Board,             N/A       N/A
New York, NY           Emeritus since 2005;   Aquila Management Corporation, the
(05/12/29)             Chairman of the        sponsoring organization and parent of
                       Board of Trustees      the Manager or Administrator and/or
                       1985-2005              Adviser or Sub-Adviser to each fund of
                                              the Aquila Group of Funds(SM)(5); Chairman
                                              of the Manager or Administrator and/or
                                              Adviser or Sub-Adviser to each since
                                              2004; Founder and Chairman Emeritus of
                                              each fund in the Aquila Group of
                                              Funds(SM); previously Chairman and a
                                              Trustee of each fund in the Aquila Group
                                              of Funds(SM) since its establishment until
                                              2004 or 2005; Director of the
                                              Distributor since 1981 and formerly Vice
                                              President or Secretary, 1981-1998;
                                              Trustee Emeritus, Brown University and
                                              the Hopkins School; active in
                                              university, school and charitable
                                              organizations.

OFFICERS

Arthur K. Carlson      Executive Vice         Executive Vice President - Advisor to          N/A       N/A
Paradise Valley, AZ    President - Advisor    the Trust, Tax-Free Trust of Arizona
(01/08/22)             to the Trust since     since 2005, Trustee, 1987-2005;
                       2005                   Executive Vice President - Advisor to
                                              the Fund, Aquila Rocky Mountain Equity
                                              Fund since 2006, Trustee, 1993-2005;
                                              Executive Vice President - Advisor to
                                              the Fund, Aquila Three Peaks High Income
                                              Fund since 2006; formerly Senior Vice
                                              President and Manager, Trust Division of
                                              the Valley National Bank of Arizona;
                                              past President, New York Society of
                                              Security Analysts; member, Phoenix
                                              Society of Security Analysts; former
                                              director, Financial Analysts Federation;
                                              director, Northern Arizona University
                                              Foundation; advisory director of the
                                              Renaissance Companies; currently or
                                              formerly active with various other
                                              professional and community
                                              organizations.



                                                                                         NUMBER OF
                       POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                  TRUST AND              PRINCIPAL                                    COMPLEX     (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF              OCCUPATION(S)                               OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------             -------------------                        ----------    ---------------------
Charles E.             Executive Vice         Executive Vice President of all funds in       N/A       N/A
Childs, III            President since 2003   the Aquila Group of Funds(SM) and the
New York, NY                                  Manager and the Manager's parent since
(04/01/57)                                    2003; formerly Senior Vice President,
                                              corporate development, Vice President,
                                              Assistant Vice President and Associate
                                              of the Manager's parent since 1987;
                                              Senior Vice President, Vice President or
                                              Assistant Vice President of the Aquila
                                              Money-Market Funds, 1988-2003.

Todd W. Curtis         Senior Vice            Senior Vice President and Portfolio            N/A       N/A
Phoenix, AZ            President since 2004   Manager, Tax-Free Trust of Arizona,
(06/08/49)                                    since August 2004; Vice President and
                                              backup portfolio manager, Churchill
                                              Tax-Free Fund of Kentucky, since 2004;
                                              Vice President and Portfolio Manager,
                                              Banc One Investment Advisors, Inc. and
                                              its predecessors, 1981-2004.

Jerry G. McGrew        Senior Vice            President of the Distributor since 1998,       N/A       N/A
New York, NY           President since 2001   Registered Principal since 1993, Senior
(06/18/44)                                    Vice President, 1997-1998 and Vice
                                              President, 1993-1997; Senior Vice
                                              President, Aquila Three Peaks High
                                              Income Fund, Aquila Rocky Mountain
                                              Equity Fund and five Aquila Municipal
                                              Bond Funds; Vice President, Churchill
                                              Cash Reserves Trust, 1995-2001.

Alan R. Stockman       Senior Vice            Senior Vice President, Tax-Free Trust of       N/A       N/A
Scottsdale, AZ         President since 2001   Arizona since 2001, Vice President,
(07/31/54)             and Vice President     1999-2001; Vice President, Aquila Rocky
                       1999-2001              Mountain Equity Fund since 1999; Bank
                                              One, Commercial Client Services
                                              representative, 1997-1999; Trader and
                                              Financial Consultant, National Bank of
                                              Arizona (Zions Investment Securities
                                              Inc.), Phoenix, Arizona 1996-1997.



                                                                                         NUMBER OF
                       POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                  TRUST AND              PRINCIPAL                                    COMPLEX     (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF              OCCUPATION(S)                               OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------             -------------------                        ----------    ---------------------
Kimball L. Young       Senior Vice            Co-portfolio manager, Tax-Free Fund For        N/A       N/A
Salt Lake City, UT     President since 1999   Utah since 2001; Co-founder, Lewis Young
(08/07/46)                                    Robertson & Burningham, Inc., a NASD
                                              licensed broker/dealer providing public
                                              finance services to Utah local
                                              governments, 1995-2001; Senior Vice
                                              President of two Aquila Bond Funds and
                                              Aquila Rocky Mountain Equity Fund;
                                              formerly Senior Vice President-Public
                                              Finance, Kemper Securities Inc., Salt
                                              Lake City, Utah.

Thomas S. Albright     Vice President since   Senior Vice President and Portfolio            N/A       N/A
Louisville, KY         2004                   Manager, Churchill Tax-Free Fund of
(07/26/52)                                    Kentucky since July 2000; Senior Vice
                                              President, Tax-Free Fund For Utah since
                                              2003, Vice President, 2001-2003 and
                                              co-portfolio manager since 2001; Vice
                                              President and backup portfolio manager,
                                              Tax-Free Trust of Arizona, since 2004;
                                              Vice President and Portfolio Manager,
                                              Banc One Investment Advisors, Inc.,
                                              1994-2000.

Marie E. Aro           Vice President since   Senior Vice President, Aquila Rocky            N/A       N/A
Denver, CO             2004                   Mountain Equity Fund, and Vice
(02/10/55)                                    President, Tax-Free Trust of Arizona,
                                              since 2004; Senior Vice President,
                                              Aquila Three Peaks High Income Fund,
                                              since 2006; Vice President, INVESCO
                                              Funds Group, 1998-2003; Vice President,
                                              Aquila Distributors, Inc., 1993-1997.

Robert W. Anderson     Chief Compliance       Chief Compliance Officer of the Trust          N/A       N/A
New York, NY           Officer since 2004     and each of the other funds in the
(08/23/40)             and Assistant          Aquila Group of Funds(SM), the Manager and
                       Secretary since 2000   the Distributor since 2004, Compliance
                                              Officer of the Manager or its
                                              predecessor and current parent
                                              1998-2004; Assistant Secretary of the
                                              Aquila Group of Funds(SM) since 2000.



                                                                                         NUMBER OF
                       POSITIONS                                                         PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                  TRUST AND              PRINCIPAL                                    COMPLEX     (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF              OCCUPATION(S)                               OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)             DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------             -------------------                        ----------    ---------------------
Joseph P. DiMaggio     Chief Financial        Chief Financial Officer of the Aquila          N/A       N/A
New York, NY           Officer since 2003     Group of Funds(SM) since 2003 and
(11/06/56)             and Treasurer since    Treasurer since 2000.
                       2000

Edward M. W. Hines     Secretary since 1985   Partner and then shareholder of legal          N/A       N/A
New York, NY                                  counsel to the Trust/Fund, Hollyer Brady
(12/16/39)                                    Barrett & Hines LLP since 1989 and
                                              thereafter its successor, Butzel Long,
                                              since 2007; Secretary of the Aquila
                                              Group of Funds(SM).

John M. Herndon        Assistant Secretary    Assistant Secretary of the Aquila Group        N/A       N/A
New York, NY           since 1995             of Funds(SM) since 1995 and Vice President
(12/17/39)                                    of the three Aquila Money-Market Funds
                                              since 1990; Vice President of the
                                              Manager or its predecessor and current
                                              parent since 1990.

Lori A. Vindigni       Assistant Treasurer    Assistant Treasurer of the Aquila Group        N/A       N/A
New York, NY           since 2000             of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                    President of the Manager or its
                                              predecessor and current parent since
                                              1998; Fund Accountant for the Aquila
                                              Group of Funds(SM), 1995-1998.


----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free).
(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."
(6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2007

                          ACTUAL
                       TOTAL RETURN      BEGINNING     ENDING        EXPENSES
                          WITHOUT         ACCOUNT      ACCOUNT     PAID DURING
                      SALES CHARGES(1)     VALUE        VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                    0.22%         $1,000.00    $1,002.20     $    3.67
--------------------------------------------------------------------------------
Class C                   (0.20)%        $1,000.00    $  998.00     $    7.88
--------------------------------------------------------------------------------
Class Y                    0.20%         $1,000.00    $1,002.00     $    2.93
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59% AND 0.59% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2007

                      HYPOTHETICAL
                       ANNUALIZED      BEGINNING       ENDING        EXPENSES
                         TOTAL          ACCOUNT       ACCOUNT      PAID DURING
                        RETURN           VALUE         VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%         $1,000.00      $1,021.12        $3.71
--------------------------------------------------------------------------------
Class C                 5.00%         $1,000.00      $1,016.91        $7.95
--------------------------------------------------------------------------------
Class Y                 5.00%         $1,000.00      $1,021.87        $2.96
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.59% AND 0.59% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2007, $14,146,196 of dividends paid by Tax-Free Trust of Arizona, constituting 89.2% of total dividends paid during fiscal year 2007, were exempt-interest dividends; $71 of dividends paid by the Trust constituting 0.0% were ordinary dividend income; $1,706,258 of dividends paid by the Trust constituting 10.8% of total dividends paid during the fiscal year were capital gain distributions.

      Prior to January 31, 2007, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2006 CALENDAR YEAR.

      Prior to January 31, 2008, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF ARIZONA

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until April 30, 2008 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager was approved by the Board of Trustees and the independent Trustees in March, 2007. At a meeting called and held for that purpose at which the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o The Annual Report of the Trust for the year ended June 30, 2006 and the semi-annual report of the Trust for the six months ended December 31, 2006;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities for credit analysis of the Trust's portfolio securities. Mr. Curtis, based in Phoenix, has provided local information regarding specific holdings in the Trust's portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Arizona in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Trust. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties recently affecting a significant number of other investment advisers.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND THE MANAGER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Arizona funds, the Trust has had investment performance that is generally lower than its peers for the five- and ten-year periods, with lower rates of return explained in part by the Trust's generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that the Trust's net asset value generally fluctuated modestly compared to the local competitors. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's local competitors, all of which had higher management fees.

      The Board further concluded that profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been declining in recent years. They concluded that the recent increases in prevailing interest rates and the possibility of further increases might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Trust's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Anne J. Mills, Chair
   Ernest Calderon
   Thomas W. Courtney
   Grady Gammage, Jr.
   Diana P. Herrmann
   John C. Lucking

OFFICERS
   Diana P. Herrmann, President
   Arthur K. Carlson, Executive Vice President
   Todd W. Curtis, Senior Vice President and Portfolio Manager
   Alan R. Stockman, Senior Vice President
   Kimball L. Young, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43040

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   Tait, Weller & Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,000 in 2007 and $16,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2007 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 6, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 6, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2007





TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.